SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options fair value

	For the year ended	For the year ended	For the year ended
	February 28, 2019	February 29, 2020	February 28, 2021
Risk-free interest rate(1)	2.89%-2.92%	1.63%-2.35%	0.31%-0.51%
Expected life (years)(2)	6.00-6.25	6.00-6.25	6.25-7.43
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	34.0%-34.5%	34.2%-35.1%	35.8%-35.9%
Fair value of options at grant date per share	$42.09 to $42.55	$43.53 to $72.09	$65.55 to $90.06

25.         SHARE-BASED COMPENSATION - continued

Share options-continued

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Schedule of activities of share options

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 29, 2020	1,047,125	35.03	7.25	134,183

Granted	82,003	222.56
Exercised	359,178	23.42
Forfeited	231,367	43.72

Outstanding as of February 28, 2021	538,583	67.58	6.96	88,975

Vested and expected to vest as of February 28, 2021	538,583	67.58	6.96	88,975
Exercisable as of February 28, 2021	224,969	33.61	6.06	44,771

Schedule of share-based compensation expense

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Cost of revenues	$706	$1,074	$1,803
Selling and marketing expenses	10,454	19,356	56,609
General and administrative expenses	66,117	97,513	146,533

Total	$77,277	$117,943	$204,945

Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-vested shares under 2010 Plan

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 29, 2020	10,272,692	47.73

Granted	1,737,898	210.77
Forfeited	1,361,601	56.77
Vested	2,264,663	49.16

Outstanding as of February 28, 2021	8,384,326	79.67

Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-vested shares under 2010 Plan

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 29, 2020	—

Granted	602,203	220.49
Forfeited	45,590	215.85

Outstanding as of February 28, 2021	556,613	220.87